Global Atlantic Balanced Managed Risk Portfolio

Portfolio of Investments (Unaudited)

March 31, 2025

	Shares/ Principal	Fair Value
Exchange Traded Funds - 95.2%
Debt Funds - 45.6%
iShares 10+ Year Investment Grade Corporate Bond ETF	32,235	$1,619,164
iShares 10-20 Year Treasury Bond ETF	31,850	3,304,437
iShares 1-3 Year Treasury Bond ETF	26,720	2,210,546
iShares 1-5 Year Investment Grade Corporate Bond ETF	39,303	2,058,298
iShares 20+ Year Treasury Bond ETF	8,213	747,629
iShares 3-7 Year Treasury Bond ETF	20,946	2,474,456
iShares 5-10 Year Investment Grade Corporate Bond ETF	27,463	1,442,357
iShares 7-10 Year Treasury Bond ETF	6,872	655,383
iShares Core Total USD Bond Market ETF	118,233	5,448,177
iShares Core U.S. Aggregate Bond ETF	51,413	5,085,774
iShares iBoxx $ High Yield Corporate Bond ETF	8,418	664,096
iShares J.P. Morgan USD Emerging Markets Bond ETF	14,723	1,333,756
iShares MBS ETF	43,722	4,100,249
Total Debt Funds		31,144,322
Equity Funds - 49.6%
iShares Core MSCI EAFE ETF	48,529	3,671,219
iShares Core MSCI Emerging Markets ETF	6,139	331,322
iShares Core S&P 500 ETF	24,919	14,001,986
iShares Core S&P Mid-Cap ETF	43,113	2,515,644
iShares Core S&P Small-Cap ETF	11,817	1,235,704
iShares MSCI EAFE Growth ETF	6,790	679,000
iShares MSCI EAFE Value ETF	18,958	1,117,384
iShares MSCI Emerging Markets ex China ETF	12,359	680,857
iShares MSCI USA Momentum Factor ETF	6,170	1,247,142
iShares MSCI USA Quality Factor ETF	18,574	3,174,111
iShares S&P 100 ETF	2,291	620,471
iShares S&P 500 Growth ETF	20,723	1,923,716
iShares S&P 500 Value ETF	7,691	1,465,751
iShares U.S. Technology ETF	8,788	1,234,187
Total Equity Funds		33,898,494
Total Exchange Traded Funds
(Cost - $51,423,951)		65,042,816
Short-Term Investments - 5.1%
Money Market Funds - 5.1%
Dreyfus Government Cash Management, 4.23%(a)	2,828,384	2,828,384
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.23%(a)	683,854	683,854

	Shares/ Principal	Fair Value
Total Short-Term Investments (Cost - $3,512,238)		$3,512,238
Total Investments - 100.3%
(Cost - $54,936,189)		$68,555,054
Other Assets Less Liabilities - Net (0.3)%		(173,821)
Total Net Assets - 100.0%		$68,381,233

(a)	The rate shown is the annualized seven-day yield at period end.

Global Atlantic Balanced Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2025

Futures Contracts

	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Short Futures Contracts
E-Mini Russell 2000 Index	Goldman Sachs & Co.	1	6/20/2025	$101,355	$1,700
MSCI EAFE Future	Goldman Sachs & Co.	2	6/20/2025	241,630	5,260
MSCI Emerging Market Index Future	Goldman Sachs & Co.	2	6/20/2025	111,080	3,895
S&P 500 E-Mini Future	Goldman Sachs & Co.	4	6/20/2025	1,130,650	4,170
S&P Mid 400 E-Mini Future	Goldman Sachs & Co.	1	6/20/2025	293,860	1,190

TOTAL NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					$16,215